Share based compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share based compensation
Summary of activities of Company's RSUs

			Weighted Average	Weighted
		Weighted Average	Fair value at grant	remaining	Aggregate intrinsic
	Number of RSUs	Exercise Price	date	contractual years	value
		US$	US$		US$
Outstanding at January 1, 2023	24,431,761	0.15	5.60
Granted (new RSUs)	600,000	0.48	4.41
Granted (replacement RSUs)	4,175,352	0.21	3.75
Forfeited	(1,312,251)	0.29	5.12
Replaced	(4,175,352)	0.63	4.11
Outstanding at June 30, 2023	23,719,510	0.08	5.54
Vested and expected to vest as of June 30, 2023	23,719,510	0.08	5.54	8.17	5.83
Exercisable as of June 30, 2023	21,847,960	0.04	5.77	8.08	5.85

			Weighted	Weighted
		Weighted	Average	remaining	Aggregate
	Number of	Average	Fair value at	contractual	intrinsic
	RSUs	Exercise Price	grant date	years	value
		US$	US$
Outstanding at January 1, 2021	16,224,217	0.05	3.66	—	—
Granted (new RSUs)	2,890,674	1.23	5.15	—	—
Granted (replacement RSUs)	7,708,362	0.28	6.88	—	—
Forfeited	(119,296)	0.01	3.71	—	—
Replaced	(7,708,362)	0.28	3.89	—	—
Outstanding at December 31, 2021	18,995,595	0.23	5.10	—	—
Granted (new RSUs)	6,680,560	0.56	6.92	—	—
Granted (replacement RSUs)	3,419,811	0.13	1.47	—	—
Forfeited	(1,244,394)	0.54	4.97	—	—
Replaced	(3,419,811)	1.24	1.47	—	—
Outstanding at December 31, 2022	24,431,761	0.15	5.60	—	—
Vested and expected to vest as of December 31, 2022	24,431,761	0.15	5.60	7.80	5.76
Exercisable as of December 31, 2022	21,191,690	0.06	5.79	7.91	5.83

Summary of fair value of RSUs granted that are estimated using the binomial model

	Six Months Ended June 30,
	2022	2023
Grant dates
Risk-free rate of return	1.61% - 2.36%	2.65% - 3.85%
Volatility	44.15% - 44.38%	44.73%
Expected dividend yield	0%	0%
Fair value of underlying ordinary share	US$7.57 - US$7.67 (equivalent to RMB48.29 - RMB48.88)	US$6.91 (equivalent to RMB49.90)
Expected terms	10 years	10 years

	Year ended December 31,
	2020	2021	2022
Risk-free rate of return	0.17% – 2.91%	0.35% – 2.70%	1.61% – 4.12%
Volatility	44.68% – 54.39%	41.13% – 50.60%	44.15% – 48.12%
Expected dividend yield	0.0%	0.0%	0.0%
Fair value of underlying ordinary share	US$3.16 – US$4.03 (equvalent to RMB21.76 – RMB26.27)	US$4.26 – US$7.45 (equvalent to RMB27.97 – RMB47.51)	US$7.57 – US$9.05 (equvalent to RMB48.29 – RMB64.98)
Expected terms	10 years	10 years	10 years

Summary of compensation expense recognized for RSUs

	Six Months Ended June 30,
	2022	2023
	RMB	RMB
Research and development expenses	—	84
Selling and marketing expenses	—	392
General and administrative expenses	—	(307)
Total	—	169

Summary of activities of options

			Weighted	Weighted
		Weighted	Average	remaining	Aggregate
	Number of	Average	Fair value at	contractual	intrinsic
	options	Exercise Price	grant date	years	value
		US$	US$		US$
Outstanding at January 1, 2023	12,853,364	9.70	3.14
Granted	63,464	9.70	3.80
Forfeited	(1,527,342)	9.70	3.26
Outstanding at June 30, 2023	11,389,486	9.70	3.13
Vested and expected to vest as of June 30, 2023	11,389,486	9.70	3.13	8.23	—
Exercisable as of June 30, 2023	8,311,048	9.70	2.94	8.19	—

			Weighted	Weighted
		Weighted	Average	remaining	Aggregate
	Number of	Average	Fair value at	contractual	intrinsic
	options	Exercise Price	grant date	years	value
		US$	US$
Outstanding at January 1, 2021	—	—	—
Granted	13,575,733	9.70	2.92
Forfeited	(294,690)	9.70	2.92
Outstanding at December 31, 2021	13,281,043	9.70	2.92
Granted	2,354,744	9.70	3.39
Forfeited	(2,782,423)	9.70	2.31
Outstanding at December 31, 2022	12,853,364	9.70	3.14
Vested and expected to vest as of December 31, 2021	12,853,364	9.70	3.14	8.76	—
Exercisable as of December 31, 2022	6,843,970	9.70	2.92	8.67	—

Summary of fair value of options granted that are estimated using the binomial model

	Six Months Ended June 30,
	2022	2023
Risk-free rate of return	1.63% - 3.05%	3.79%
Volatility	44.18% - 44.64%	44.95%
Expected dividend yield	0%	0%
Fair value of underlying ordinary share	US$7.57 - US$8.02	US$8.02
Expected terms	10 years	10 years

	Year ended December 31,
	2021		2022
Risk-free rate of return	1.20% – 1.65%		1.63% - 3.83%
Volatility	44.03% – 44.47%		44.18% - 45.07%
Expected dividend yield	0.0%		0.0%
Fair value of underlying ordinary share	US$6.99 - US$7.55		US$7.57 - US$9.30
Expected terms	10	years	10	years

2019 RSU Plan
Share based compensation
Summary of compensation expense recognized for RSUs

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Research and development expenses	6,501	80,872	42,986
Selling and marketing expenses	723	7,321	8,297
Cost of revenues	—	6,524	—
General and administrative expenses	4,186	68,764	473,270
Total	11,410	163,481	524,553

2021 Option Plan
Share based compensation
Summary of compensation expense recognized for RSUs

	Six Months Ended June 30,
	2022	2023
	RMB	RMB
Research and development expenses	23,492	19,577
Selling and marketing expenses	3,969	4,547
General and administrative expenses	167,576	27,933
Total	195,037	52,057

Year ended December 31,
2022
RMB
Research and development expenses	93,824
Selling and marketing expenses	8,554
General and administrative expenses	98,720
Total	201,098